Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member] | Long-Term Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Maximum maturity period of securities	5 years	5 years